Combined Balance Sheets (USD $) In Millions, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Assets
Cash and cash equivalents	$ 1.7	$ 4.8
Receivable from Ralcorp	41.3	0
Receivables, net	10.1	66.0
Inventories	66.6	70.4
Deferred income taxes	3.8	3.5
Prepaid expenses and other current assets	4.0	2.3
Intercompany notes receivable	7.8	0
Total current assets	135.3	147.0
Property, net	412.1	445.9
Goodwill	1,366.2	1,794.1
Other intangible assets, net	748.6	899.9
Investment in partnership	60.2	60.8
Other assets	0.8	0.3
Total Assets	2,723.2	3,348.0
Liabilities and Ralcorp Equity
Short-term intercompany debt	68.0	0
Accounts payable	28.8	36.1
Other current liabilities	37.5	38.1
Total current liabilities	134.3	74.2
Long-term intercompany debt	716.5	716.5
Deferred income taxes	332.8	404.9
Other liabilities	104.9	90.7
Total liabilities	1,288.5	1,286.3
Commitments and Contingencies
Ralcorp Equity
Net investment of Ralcorp	1,438.3	2,061.1
Accumulated other comprehensive (loss) income	(3.6)	0.6
Total Ralcorp equity	1,434.7	2,061.7
Total liabilities and Ralcorp equity	$ 2,723.2	$ 3,348.0